Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
Abu Dhabi Aviation Co., NVS	100,748	$184,074
Aramex PJSC	502,418	269,503
		453,577
Banks — 34.5%
Abu Dhabi Commercial Bank PJSC	709,214	1,622,142
Abu Dhabi Islamic Bank PJSC	547,052	1,519,361
Ajman Bank PJSC(a)	652,074	362,209
Dubai Islamic Bank PJSC	1,051,950	1,580,819
Emirates NBD Bank PJSC	337,908	1,619,360
First Abu Dhabi Bank PJSC	1,486,468	5,553,183
Sharjah Islamic Bank	714,932	459,419
		12,716,493
Building Products — 0.8%
Ras Al Khaimah Ceramics	419,118	280,740

Capital Markets — 1.3%
Dubai Financial Market PJSC	955,623	379,680
SHUAA Capital PSC(a)	1,288,740	89,483
		469,163

Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	8
		15
Diversified Consumer Services — 0.7%
Taaleem Holdings PJSC, NVS	237,164	249,269

Diversified Telecommunication Services — 18.0%
Al Yah Satellite Communications Co.	590,774	427,893
Emirates Telecommunications Group Co. PJSC	1,178,144	6,197,803
		6,625,696
Financial Services — 2.3%
Al Waha Capital PJSC	737,413	357,407
Amanat Holdings PJSC	992,022	321,441
Amlak Finance PJSC(a)	852,614	180,619
Gulf General Investment Co.(a)(b)	7,295,803	20
		859,487
Food Products — 0.9%
Agthia Group PJSC	232,255	328,852

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(b)	112,588	1

Hotels, Restaurants & Leisure — 2.5%
Americana Restaurants International PLC	998,582	916,317

Industrial Conglomerates — 7.4%
Dubai Investments PJSC	993,304	596,575
Multiply Group(a)	1,486,454	1,421,112
Security	Shares	Value

Industrial Conglomerates (continued)
Q Holding PJSC(a)	835,827	$723,729
		2,741,416
Marine Transportation — 0.9%
Gulf Navigation Holding PJSC(a)	169,843	322,801

Oil, Gas & Consumable Fuels — 1.4%
Dana Gas PJSC	2,440,523	526,261

Passenger Airlines — 2.0%
Air Arabia PJSC	1,024,991	750,766

Real Estate Management & Development — 19.9%
Aldar Properties PJSC	1,075,703	1,675,562
Deyaar Development PJSC(a)	440,029	80,334
Emaar Development PJSC	206,693	383,853
Emaar Properties PJSC	2,199,796	4,544,000
Eshraq Investments PJSC(a)	1,667,890	199,973
RAK Properties PJSC(a)	876,416	238,640
Union Properties PJSC(a)	2,268,937	193,059
		7,315,421
Specialty Retail — 3.6%
Abu Dhabi National Oil Co. for Distribution PJSC	1,274,107	1,318,323

Water Utilities — 2.4%
Emirates Central Cooling Systems Corp.	1,050,758	472,084
National Central Cooling Co. PJSC	414,519	402,944
		875,028

Total Long-Term Investments — 99.8%
(Cost: $34,930,150)		36,749,626

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	30,000	30,000

Total Short-Term Securities — 0.1%
(Cost: $30,000)		30,000

Total Investments — 99.9%
(Cost: $34,960,150)		36,779,626

Other Assets Less Liabilities — 0.1%		26,466

Net Assets — 100.0%		$36,806,092

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$0	(a)	$—	$—	$—	$30,000	30,000	$418	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$25,078,879	$11,670,711	$36	$36,749,626
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$25,108,879	$11,670,711	$36	$36,779,626

Portfolio Abbreviation

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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